OTHER ASSETS	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

(US$ MILLIONS)	2024	2023
Current
Work in progress (1)	$170	$200
Prepayments and other assets	757	956
Assets held for sale (2)	2,042	115
Total current	$2,969	$1,271
Non-current
Prepayments and other assets	$343	$385
Total non-current	$343	$385
____________________________________
(1)See Note 17 for additional information.
(2)See Note 8 for additional information.